Offerings - Offering: 1	Sep. 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	3,785,432
Proposed Maximum Offering Price per Unit	5.98
Maximum Aggregate Offering Price	$ 22,636,883.36
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,465.71
Offering Note	Represents shares of common stock, par value $0.0001 per share, of GrabAGun Digital Holdings Inc., a Texas corporation (the “Company”), issuable pursuant to GrabAGun Digital Holdings Inc. 2025 Stock Incentive Plan (the “Plan”). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers such additional shares of common stock that may become issuable under the Plan by reason of any stock split, stock dividend, recapitalization or other similar transaction that results in an increase in the number of outstanding shares of common stock.

Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the common stock as reported on The New York Stock Exchange on September 12, 2025.

The Amount of Registration Fee has been calculated by multiplying the Maximum Aggregate Offering Price by the SEC fee rate in effect on the date of filing and rounded up to the nearest cent.